UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    S & Co. Inc.
                                 Address: 50 Congress Street
                                          Boston, MA 02109

                                 13F File Number: 28-2459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Dudley H. Willis
Title: Partner
Phone: (617) 227-8660

Signature,                               Place,             and Date of Signing:


/s/ Dudley H. Willis                     Boston, MA         8/7/2003
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         119

Form 13F Information Table Value Total:     488,467
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE


                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ABBOTT LABS                     common           002824100   10641  243,186  sh       sole                  243186
AEGON N.V. - A.R.S              common           007924103     468   46,698  sh       sole                   46698
AIR PRODUCTS & CHEMICALS        common           009158106   5,960  143,276  sh       sole                  143276
ALCOA INC                       common           13817101     6327   248140  sh       sole                  248140
AMERICAN ELECTRIC POWER INC     common           25537101      598    20064  sh       sole                   20064
AMERICAN EXPRESS CO             common           25816109     2734    65400  sh       sole                   65400
AMERICAN INTERNATIONAL
  GROUP INC                     common           26874107     4330    78487  sh       sole                   78487
AMGEN INC COM                   common           31162100     1160    17600  sh       sole                   17600
ANALOG DEVICES COM              common           32654105      376    10800  sh       sole                   10800
ANHEUSER BUSCH COS INC          common           35229103      245     4800  sh       sole                    4800
APPLIED MATERIALS INC COM       common           38222105     2837   179160  sh       sole                  179160
ARMSTRONG HOLDINGS INC          common           42384107       20    10400  sh       sole                   10400
AUTOMATIC DATA PROCESSING INC   common           53015103     9578   282873  sh       sole                  282873
AVENTIS SA SPONSORED            common           53561106    26215   479252  sh       sole                  479252
BP PLC SPONSORED                common           55622104     5742   136653  sh       sole                  136653
BANK OF AMERICA CORP            common           60505104       19      248  sh       sole                     248
BERKSHIRE HATHAWAY INC CL B     common
                                (class b)        84670207    18988     7814  sh       sole                    7814
BOSTON SCIENTIFIC CORP COM      common           101137107     417     6830  sh       sole                    6830
BRIGGS & STRATTON CORP          common           109043109     353     7000  sh       sole                    7000
CAMBRIDGE BANCORP               common           132152109     624    19200  sh       sole                   19200
CATERPILLAR INC COM             common           149123101    4799    86228  sh       sole                   86228
CEPHALON INC COM                common           156708109     410    10000  sh       sole                   10000
CHEVRONTEXACO CORP              common           166764100    4233    58638  sh       sole                   58638
CHUBB CORP COM                  common           171232101      12      200  sh       sole                     200
CITIGROUP INC                   common           172967101   52305  1222088  sh       sole                 1222088
CLEAR CHANNEL COMMUNICATIONS
  COM                           common           184502102     786    18550  sh       sole                   18550
COCA-COLA CO COM                common           191216100     129     2800  sh       sole                    2800
COLGATE-PALMOLIVE CO            common           194162103     139     2400  sh       sole                    2400
CRAWFORD & COMPANY CL A         common
                                (class a)        224633206    1080   222800  sh       sole                  222800
WALT DISNEY HOLDING CO COM      common           254687106      67     3417  sh       sole                    3417
E I DUPONT DENEMOURS & CO       common           263534109    4408   105868  sh       sole                  105868
EMC CORP COM (MA)               common           268648102      20     2000  sh       sole                    2000
EATON VANCE CORP NON-VOTING     common
  COM                           (non vtg)        278265103     505    16000  sh       sole                   16000
ELECTRONIC DATA SYSTEMS CORP    common           285661104    3377   157472  sh       sole                  157472
EMERSON ELECTRIC CO             common           291011104      10      200  sh       sole                     200
FEDERAL NAT'L MTGE ASSN
  (FANNIE MAE)                  common           313586109     134     2000  sh       sole                    2000
FIRST DATA CORP COM             common           319963104     331     8000  sh       sole                    8000
FISERV INC COM                  common           337738108     135     3795  sh       sole                    3795
FIRSTENERGY CORP                common           337932107     819    21315  sh       sole                   21315
FLEETBOSTON FINANCIAL CORP      common           339030108     883    29740  sh       sole                   29740
FORD MOTOR COMPANY              common           345370860      10      971  sh       sole                     971
GANNETT CO                      common           364730101      86     1120  sh       sole                    1120
GENERAL COMMUNICATIONS          common           369385109      19     2190  sh       sole                    2190
GENERAL ELECTRIC CO             common           369604103   16299   568309  sh       sole                  568309
GENERAL MILLS INC               common           370334104    2284    48189  sh       sole                   48189
GILLETTE CO COM                 common           375766102    3129    98238  sh       sole                   98238
HSBC HOLDINGS PLC SPONSORED     common           404280406    1034    17500  sh       sole                   17500
HEWLETT-PACKARD CO              common           428236103   12036   565102  sh       sole                  565102
HOME DEPOT INC                  common           437076102     596    18000  sh       sole                   18000
HOUSTON EXPLORATION COMPANY     common           442120101     512    14769  sh       sole                   14769
IMS HEALTH INC                  common           449934108     359    20000  sh       sole                   20000
IDACORP INC                     common           451107106     699    26662  sh       sole                   26662
INTEL CORP                      common           458140100   15242   732478  sh       sole                  732478
INTL BUSINESS MACHINES          common           459200101    8292   100516  sh       sole                  100516
INTL PAPER CO                   common           460146103      50     1400  sh       sole                    1400
INVACARE CORP                   common           461203101    1128    34200  sh       sole                   34200
IRON MOUNTAIN INC (PA)          common           462846106    1883    50775  sh       sole                   50775
JOHNSON & JOHNSON COM           common           478160104   24034   464877  sh       sole                  464877
KEANE INC COM                   common           486665102       9      700  sh       sole                     700
KIMBERLY-CLARK CORP             common           494368103    7633   146400  sh       sole                  146400
KYOCERA CORP                    common           501556203     684    12000  sh       sole                   12000
LAWSON PRODUCTS INC             common           520776105     383    14000  sh       sole                   14000
LIBERTY MEDIA CORP              common           530718105    4278   370111  sh       sole                  370111
ELI LILLY & CO                  common           532457108      44      644  sh       sole                     644
LINEAR TECHNOLOGY CORP          common           535678106      38     1200  sh       sole                    1200
MAY DEPARTMENT STORES COM       common           577778103     173     7800  sh       sole                    7800
MCDATA CORP                     common           580031201       1       72  sh       sole                      72
MCDONALD'S CORP                 common           580135101      88     4000  sh       sole                    4000
MEDTRONIC INC COM               common           585055106    5582   116374  sh       sole                  116374
MERCK & CO                      common           589331107   11942   197235  sh       sole                  197235
MICROSOFT CORP COM              common           594918104    4966   193714  sh       sole                  193714
MYERS INDUSTRIES INC            common           628464109     862    90750  sh       sole                   90750
NATIONAL AUSTRALIA BK LTD
  SPONSORED                     common           632525408    2245    20000  sh       sole                   20000
NORTHROP GRUMMAN CORP           common           666807102     431     5000  sh       sole                    5000
OUTBACK STEAKHOUSE INC          common           689899102       7      200  sh       sole                     200
PALL CORP COM                   common           696429307   27946  1242069  sh       sole                 1242069
PEPSICO INC                     common           713448108    5095   114498  sh       sole                  114498
PERRIGO CO COM                  common           714290103    6106   390471  sh       sole                  390471
PFIZER INC COM                  common           717081103   38393  1124256  sh       sole                 1124256
PRICELINE.COM INC (NEW)         common           741503403     372    16683  sh       sole                   16683
PROCTER & GAMBLE CO             common           742718109    8193    91874  sh       sole                   91874
PROGRESS ENERGY INC             common           743263105       9      222  sh       sole                     222
RAYTHEON COMPANY NEW            common           755111507     857    26100  sh       sole                   26100
REINSURANCE GROUP OF AMERICA
  INC                           common           759351109    2064    64300  sh       sole                   64300
ROUSE CO COM                    common           779273101     222     5850  sh       sole                    5850
ROYAL DUTCH PETROLEUM CO
  (1.25 GLDS)                   common           780257804    8443   181111  sh       sole                  181111
SCHERING-PLOUGH CORP COM        common           806605101   21138  1136490  sh       sole                 1136490
SCHLUMBERGER LTD NV             common
                                (non vtg)        806857108    3445    72431  sh       sole                   72431
SIGMA-ALDRICH CORP COM          common           826552101     543    10000  sh       sole                   10000
STANDEX INTERNATIONAL CORP      common           854231107    1136    54100  sh       sole                   54100
STAPLES INC                     common           855030102     154     8437  sh       sole                    8437
STATE STREET CORP               common           857477103     394    10000  sh       sole                   10000
STERICYCLE INC                  common           858912108     383    10000  sh       sole                   10000
TEMPLE-INLAND INC COM           common           879868107     199     4640  sh       sole                    4640
TELEPHONE EXCHANGE FUND-
  AT & T SHS UNITS              common           879919108     523     2460  sh       sole                    2460
TOYOTA MOTOR CORP               common           892331307     494     9550  sh       sole                    9550
TRIBUNE CO                      common           896047107      57     1200  sh       sole                    1200
UNION PACIFIC CORP COM          common           907818108    2058    35474  sh       sole                   35474
VELCRO INDUSTRIES N V           common
                                (non vtg)        922571104    1015    90000  sh       sole                   90000
WISCONSIN ENERGY CORP COM       common           976657106     860    29675  sh       sole                   29675
WYETH                           common           983024100      53     1175  sh       sole                    1175
AOL TIME WARNER                 common           00184A105     326    20306  sh       sole                   20306
BANK ONE CORP                   common           06423A103     371    10000  sh       sole                   10000
CISCO SYSTEMS INC COM           common           17275R102    3353   199711  sh       sole                  199711
ENBRIDGE INC                    common           29250N105    5395   151463  sh       sole                  151463
ENTERGY CORP (NEW)              common           29364G103    1150    21789  sh       sole                   21789
EXXON MOBIL CORP                common           30231G102   19170   533846  sh       sole                  533846
J P MORGAN CHASE & CO           common           46625H100    3051    89278  sh       sole                   89278
NISOURCE INC                    common           65473P105      50     2666  sh       sole                    2666
PT PASIFIK SATELIT NUSAN        common           69365Q106       9   118700  sh       sole                  118700
PETROLEO BRASILEIRO S.A.        common           71654V408     988    50000  sh       sole                   50000
SERVICEMASTER CO                common           81760N109   13132  1227369  sh       sole                 1227369
STUDENT ADVANTAGE INC. (NEW)    common           86386Q204       0      100  sh       sole                     100
3M COMPANY                      common           88579Y101    6963    53986  sh       sole                   53986
TRAVELERS PROPERTY CASUALTY     common
  CORP                          (class a)        89420G109     693    43614  sh       sole                   43614
TRAVELERS PROPERTY CASUALTY     common
  CORP                          (class b)        89420G406    1525    96716  sh       sole                   96716
VECTREN CORP                    common           92240G101    1383    55242  sh       sole                   55242
VERIZON COMMUNICATIONS          common           92343V104     350     8884  sh       sole                    8884
VODAFONE GROUP PLC SPONSORED    common           92857W100    1134    57750  sh       sole                   57750